UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
          ----------------------------------------------------------------------
Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York               11-13-2009
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 88
                                        -------------------

Form 13F Information Table Value Total: $139,479
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           Independent Investors, Inc.
                           FORM 13F INFORMATION TABLE


                                                                  FAIR MKT.     SHARES/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS    CUSIP         VALUE       PRN AMT   DSCRETN   MANAGERS  SOLE  SHARED   NONE
--------------                      --------------    -----         -----       -------   -------   --------  ----  ------   ----
3M                                  Common Stock     88579Y101       2493000     33790     SOLE                X
ABBOTT LABORATORIES                 Common Stock     002824100       3247000     65650     SOLE                X
ADOBE SYSTEMS, INC.                 Common Stock     00724F101       1440000     43600     SOLE                X
AGILENT TECHNOLOGIES                Common Stock     00846U101        264000      9500     SOLE                X
AIR PRODUCTS & CHEMICALS            Common Stock     009158106        539000      6950     SOLE                X
ALTRIA GROUP INC.                   Common Stock     02209S103        251000     14100     SOLE                X
AMERICAN EXPRESS CO.                Common Stock     025816109        657000     19400     SOLE                X
AMGEN INC.                          Common Stock     031162100       1965000     32628     SOLE                X
APPLE COMPUTER                      Common Stock     037833100      10905000     58835     SOLE                X
AQUA AMERICA                        Common Stock     03836W103       1039000     58932     SOLE                X
AVON PRODUCTS                       Common Stock     054303102        750000     22100     SOLE                X
BB&T CORPORATION                    Common Stock     054937107        626000     23000     SOLE                X
BP plc (ADR)                        Common Stock     055622104       1602000     30100     SOLE                X
BAKER HUGHES, INC.                  Common Stock     057224107        853000     20000     SOLE                X
BANK OF NY MELLON CORP              Common Stock     064058100        673000     23221     SOLE                X
BANK OF AMERICA CORP                Common Stock      60505104        565000     33408     SOLE                x
BAXTER INTERNATIONAL                Common Stock     071813109       2873000     50400     SOLE                X
BERKSHIRE HATHAWAY INC. CL. "B"     Common Stock     084670207        515000       155     SOLE                X
BOEING CORPORATION                  Common Stock     097023105       1861000     34375     SOLE                X
BRISTOL-MYERS SQUIBB                Common Stock     110122108        594000     26400     SOLE                X
CHEVRON TEXACO                      Common Stock     166764100        475000      6750     SOLE                X
CISCO SYSTEMS                       Common Stock     17275R102       2746000    116675     SOLE                X
CITIGROUP                           Common Stock     172967101        125000     25934     SOLE                X
COCA COLA                           Common Stock     191216100       2818000     52488     SOLE                X
COLGATE-PALMOLIVE COMPANY           Common Stock     194162103       1765000     23150     SOLE                X
CONOCO PHILLIPS                     Common Stock     20825c104        397000      8800     SOLE                X
CORNING INC.                        Common Stock     219350105        578000     37800     SOLE                X
CYTEC INDUSTRIES                    Common Stock     232820100        522000     16100     SOLE                X
DEVON ENERGY CORP.                  Common Stock     25179M103       1582000     23500     SOLE                X
DIEBOLD                             Common Stock     253651103        428000     13000     SOLE                X
DISNEY (WALT) CO.                   Common Stock     254687106       1520000     55375     SOLE                X
DOVER CORP                          Common Stock     260003108       1135000     29300     SOLE                X
DUPONT DE NEMOURS                   Common Stock     263534109        622000     19359     SOLE                X
EMERSON CO.                         Common Stock     291011104       2877000     71800     SOLE                X
EXXON MOBIL                         Common Stock     30231G102       8184000    119294     SOLE                X
FLUOR CORP                          Common Stock      34386110        869000     17100     SOLE                X
GENERAL ELECTRIC                    Common Stock     369604103       2888000    175917     SOLE                X
GENTEX CORPORATION                  Common Stock     371901109        566000     40000     SOLE                X
GOLDMAN SACHS                       Common Stock     38141G104       1686000      9150     SOLE                X
GOOGLE, INC.                        Common Stock     38259P508        890000      1795     SOLE                X
HALLIBURTON COMPANY                 Common Stock     406216101        941000     34700     SOLE                X
HOME DEPOT                          Common Stock     437076102       1134000     42600     SOLE                X
HONEYWELL INTL                      Common Stock     438516106       2039000     54900     SOLE                X
IBM CORPORATION                     Common Stock     459200101       2495000     20861     SOLE                X
ISHARES MSCI EMERGING MKTS          Common Stock     464287234        241000      6200     SOLE                X
ITT INDUSTRIES                      Common Stock     450911102        881000     16900     SOLE                X
INGERSOLL-RAND COMPANY LTD          Common Stock     G4776G101        751000     24500     SOLE                X
INTEL CORP.                         Common Stock     458140100       1277000     65300     SOLE                X
JP MORGAN CHASE & CO.               Common Stock     46625H100       3888000     88748     SOLE                X
JACOBS ENGINEERING GROUP            Common Stock     469814107       2185000     47560     SOLE                X
JOHNSON & JOHNSON                   Common Stock     478160104       7210000    118422     SOLE                X
KIMBERLY CLARK                      Common Stock     494368103        743000     12600     SOLE                X
L-3 COMMUNICATIONS                  Common Stock     502424104       1032000     12850     SOLE                X
LILLY (ELI) & CO.                   Common Stock     532457108        891000     27000     SOLE                X
LOCKHEED MARTIN CORP                Common Stock     539830109       1678000     21500     SOLE                X
MARTIN MARIETTA MATERIALS, INC.     Common Stock     573284106       1058000     11500     SOLE                X
MC DONALD'S CORPORATION             Common Stock      58013510       1894000     33200     SOLE                X
MEDTRONIC                           Common Stock     585055106        323000      8800     SOLE                X
MICROSOFT CORPORATION               Common Stock     594918104       2214000     86090     SOLE                X
MONSANTO                            Common Stock     61166W101        746000      9650     SOLE                X
MORGAN STANLEY                      Common Stock     617446448        663000     21475     SOLE                X
NESTLE S A SPONSORED ADR            Common Stock     641069406        213000      5000     SOLE                X
NIKE INC.                           Common Stock     654106103       1229000     19000     SOLE                X
NORFOLK SOUTHERN CORP.              Common Stock     655844108       1168000     27100     SOLE                X
ORACLE CORPORATION                  Common Stock     68389X105       1700000     81600     SOLE                X
PALL CORPORATION                    Common Stock     696429307       1065000     33000     SOLE                X
PEABODY ENERGY CORP                 Common Stock     704549104        558000     15000     SOLE                X
PEPSICO                             Common Stock     713448108       1350000     23025     SOLE                X
PFIZER                              Common Stock     717081103        796000     48100     SOLE                X
PHILIP MORRIS INTERNATIONAL         Common Stock     718172109        687000     14100     SOLE                X
PRECISION CASTPARTS                 Common Stock     740189105       1334000     13100     SOLE                X
PROCTER & GAMBLE                    Common Stock     742718109       7157000    123570     SOLE                X
QUALCOMM                            Common Stock     747525103       2410000     53600     SOLE                X
SPDR GOLD SHARES                    Common Stock     780259206        395000      4000     SOLE                X
SARA LEE CORP                       Common Stock     803111103        222000     20000     SOLE                X
SCHLUMBERGER LIMITED                Common Stock     806857108       3285000     55125     SOLE                X
STRYKER CORPORATION                 Common Stock     863667101       1555000     34230     SOLE                X
TENARIS S.A.                        Common Stock     88031M109        284000      8000     SOLE                X
TEREX CORP                          Common Stock     880779103        207000     10000     SOLE                X
TETRA TECH INC.                     Common Stock     88162G103       1148000     43300     SOLE                X
THOMAS & BETTS CORP.                Common Stock     884315102        360000     12000     SOLE                X
TIME WARNER                         Common Stock     887317105        233000      8116     SOLE                X
UNITED PARCEL SERVICE               Common Stock     911312106       3647000     64600     SOLE                X
WATERS CORP                         Common Stock     941848103       4323000     77400     SOLE                X
WATTS WATER TECHNOLOGIES            Common Stock     942749102       1663000     55000     SOLE                X
WELLS FARGO                         Common Stock     30226D106       1175000     41700     SOLE                X
WYETH                               Common Stock     983024100        291000      6000     SOLE                X
ZIMMER HOLDINGS                     Common Stock     98956P102        355000      6650     SOLE                X
TOTAL VALUE                                                      139,479,000